Sales revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	$ 102,409	$ 124,474	$ 83,966
Subtotal Oil Products [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	62,513	76,211	50,643
Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	76,290	94,292	61,191
Foreign Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	26,119	30,182	22,775
Diesel [Member] | Subtotal Oil Products [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	32,260	40,149	24,236
Gasoline [member] | Subtotal Oil Products [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	14,309	16,175	11,910
Liquefied Petroleum Gas [Member] | Subtotal Oil Products [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	3,506	5,121	4,491
Jet Fuel [Member] | Subtotal Oil Products [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	5,015	5,423	2,271
Naphtha [Member] | Subtotal Oil Products [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	1,837	2,396	1,699
Fuel Oi Iincluding Bunker Fuel [Member] | Subtotal Oil Products [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	1,158	1,411	1,775
Fuel Oi Iincluding Bunker Fuel [Member] | Foreign Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	5,114	7,399	5,480
Other Oil Products [Member] | Subtotal Oil Products [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	4,428	5,536	4,261
Other Oil Products [Member] | Foreign Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	1,451	766	1,069
Natural Gas [member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	5,632	7,673	5,884
Crude Oil [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	5,475	7,719	671
Crude Oil [Member] | Foreign Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	18,447	19,332	14,942
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	94	283	40
Breakage [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	860	669	243
Electricities [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	657	694	2,902
Services Agency And Others [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	1,059	1,043	808
Exports [Member] | Foreign Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	25,012	27,497	21,491
Sales Abroad [Member] | Foreign Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	$ 1,107	$ 2,685	$ 1,284